Inventories (Components Of Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Crude oil	$ 204	$ 98
Petroleum and chemical products	120	126
Coal and coke	190	83
Materials, supplies and other	73	97
Inventories (Note 6)	$ 587	$ 404